Subsequent events (Details) - Subsequent Events [Member] - USD ($) $ / shares in Units, $ in Millions	May 11, 2018	May 10, 2018
Disclosure of non-adjusting events after reporting period [line items]
Dividend approved (in dollars per share)	$ 0.32
Dividend approved expected date to be paid	Jun. 15, 2018
New Revolving Credit Facility [Member]
Disclosure of non-adjusting events after reporting period [line items]
Principal amount		$ 215
Maximum borrowings capacity of debt		$ 300
Maturity date		December 31, 2021
New Revolving Credit Facility [Member] | Top of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Additional borrowings capacity of debt		$ 85